UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09945

Natixis Funds Trust IV

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts	02116
(Address of principal executive offices)	(Zip code)

Coleen Downs Dinneen, Esq.

Natixis Distributors, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: January 31

Date of reporting period: October 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS

AEW REAL ESTATE FUND — PORTFOLIO OF INVESTMENTS

Investments as of October 31, 2008 (Unaudited)

Shares	Description	Value (†)
Common Stocks — 95.3% of Net Assets
	REAL ESTATE INVESTMENT TRUSTS — 95.3%
	REITs - Apartments — 16.2%
96,962	Apartment Investment & Management Co., Class A	$1,418,555
64,471	AvalonBay Communities, Inc.	4,578,731
97,800	Camden Property Trust	3,296,838
199,070	Equity Residential	6,953,515

		16,247,639

	REITs - Diversified — 6.1%
92,160	BioMed Realty Trust, Inc.	1,294,848
68,200	Vornado Realty Trust	4,811,510

		6,106,358

	REITs - Healthcare — 8.6%
84,500	HCP, Inc.	2,529,085
122,900	Nationwide Health Properties, Inc.	3,667,336
163,200	Omega Healthcare Investors, Inc.	2,459,424

		8,655,845

	REITs - Hotels — 4.6%
294,709	Host Hotels & Resorts, Inc.	3,047,291
70,120	Starwood Hotels & Resorts Worldwide, Inc.	1,580,505

		4,627,796

	REITs - Industrial — 10.5%
66,700	AMB Property Corp.	1,602,801
318,344	DCT Industrial Trust, Inc.	1,569,436
86,615	First Potomac Realty Trust	1,063,632
138,460	Liberty Property Trust	3,302,271
134,700	ProLogis	1,885,800
22,945	PS Business Parks, Inc.	1,038,720

		10,462,660

	REITs - Office — 13.3%
79,698	Boston Properties, Inc.	5,648,994
77,633	Brandywine Realty Trust	670,749
217,100	Brookfield Properties Corp.	2,190,539
15,136	Corporate Office Properties Trust	470,578
29,000	Digital Realty Trust, Inc.	970,920
87,572	Dupont Fabros Technology, Inc.	545,574
161,670	HRPT Properties Trust	583,629
67,700	Kilroy Realty Corp.	2,176,555

		13,257,538

	REITs - Regional Malls — 13.9%
108,000	Macerich Co. (The)	3,177,360
135,247	Simon Property Group, Inc.	9,065,606
50,000	Taubman Centers, Inc.	1,661,000

		13,903,966

	REITs - Shopping Centers — 12.4%
133,419	Developers Diversified Realty Corp.	1,757,128
69,600	Federal Realty Investment Trust	4,264,392
102,200	Kimco Realty Corp.	2,307,676
136,700	Kite Realty Group Trust	831,136
81,902	Regency Centers Corp.	3,231,853

		12,392,185

	REITs - Storage — 8.6%
161,300	Extra Space Storage, Inc.	1,856,563
82,328	Public Storage, Inc.	6,709,732

		8,566,295

	REITs - Triple Net Lease — 1.1%
47,095	Realty Income Corp.	1,088,836

	Total Common Stocks (Identified Cost $143,637,086)	95,309,118

Principal Amount
Short-Term Investment — 4.5%
$4,481,694	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/2008 at 0.300% to be repurchased at $4,481,806 on 11/03/2008, collateralized by $4,385,000 Federal National Mortgage Association, 5.125% due 4/15/2011 valued at $4,573,555, including accrued interest(b) (Identified Cost $4,481,694)	4,481,694

	Total Investments — 99.8% (Identified Cost $148,118,780)(a)	99,790,812
	Other Assets Less Liabilities — 0.2%	221,557

	Net Assets — 100%	$100,012,369

(†)	Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Markets are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

AEW REAL ESTATE FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of October 31, 2008 (Unaudited)

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales and return of capital included in dividends received from the Fund’s investments in REITs.):

At October 31, 2008, the net unrealized depreciation on investments based on a cost of $148,118,780 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$593,118
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(48,921,086)

Net unrealized depreciation	$(48,327,968)

(b)	It is the Fund’s policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

REITs Real Estate Investment Trusts

Fair Value Measurements

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective February 1, 2008. For net asset value determination purposes, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (which could include quoted prices for similar investments, interest rates, credit risk, etc.);

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of October 31, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$99,790,812
Level 2 - Other Significant Observable Inputs	—
Level 3 - Significant Unobservable Inputs	—

Total	$99,790,812

AEW REAL ESTATE FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of October 31, 2008 (Unaudited)

New Accounting Pronouncement

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), was issued and will be effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 may have on the Fund’s financial statement disclosures.

Net Asset Summary as of October 31, 2008 (Unaudited)

Apartments	16.2%
Regional Malls	13.9
Office	13.3
Shopping Centers	12.4
Industrial	10.5
Healthcare	8.6
Storage	8.6
Diversified	6.1
Hotels	4.6
Triple Net Lease	1.1
Short-Term Investment	4.5

Total Investments	99.8
Other assets less liabilities	0.2

Net Assets	100.0%

ITEM 2. CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust IV

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	December 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	December 17, 2008

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	December 17, 2008